INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX AND SOCIAL CONTRIBUTION
Income tax losses	R$ 2,244,654	R$ 1,739,847
Negative base of social contribution	809,556	627,860
Temporary differences
Foreign exchange variation - Loans and financing	1,701,529	1,667,500
Provision for lawsuits	204,303	222,454
Impairment provision (Rumo Malha Oeste)	34,469	34,704
Post-employment benefit obligation	152,373	160,082
Provisions for uncertain tax credits and tax losses	31,880	21,747
Provision for non-recoverability of taxes	70,815	67,760
Share-based payment transactions	82,480	50,114
Lease	167,962	189,890
Unrealized loss with derivatives	674,554
Provisions for profit sharing	124,833	98,224
Business combination – fixed assets	36,535	24,318
Business combination – intangible assets	119,060	111,590
Selic on indebtedness	100,264	100,369
Other temporary differences	581,059	342,307
Other	507,151	232,647
Total deferred tax assets	7,643,477	5,691,413
Useful life review	(401,926)	(350,110)
Business combination – fixed assets	(76,263)	(40,294)
Tax goodwill	(359,100)	(397,239)
Unrealized income with derivatives	(226,243)	(1,028,058)
Fair value adjustment on debts	(548,726)	(126,174)
Marketable securities	(1,150,916)	(62,593)
Investment properties	(391,382)	(100,197)
Capitalized interest	(108,616)	(44,563)
Effects on the formation of joint venture	(106,254)	(602,673)
Business combination - fixed/intangible assets	(4,486,211)	(3,492,345)
Post-employment obligations	(4,594)
Lease	(11,797)	(3,219)
Provisions	(79,092)	(11,427)
Other	(687,601)	(198,949)
Total deferred tax liabilities	(8,638,721)	(6,457,841)
Total deferred taxes recorded	(995,244)	(766,428)
Deferred tax assets	4,474,124	3,051,628
Deferred tax liabilities	(5,469,368)	(3,818,056)
Total deferred, net	R$ (995,244)	R$ (766,428)